Schedule of Investments (unaudited)
January 31, 2026
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 Western Asset High Income Fund II Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 106.3%
Communication Services — 20.4%
Diversified Telecommunication Services — 5.6%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,240,000	$1,628,274 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,500,000	3,241,908 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	934,000	903,276 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	920,455	945,162 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,905,489	1,862,244 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	396,342	387,255 (a)
Fibercop SpA, Senior Secured Notes	6.000%	9/30/34	1,585,000	1,547,106 (a)(b)
Fibercop SpA, Senior Secured Notes	7.200%	7/18/36	1,176,000	1,192,840 (a)(b)
Fibercop SpA, Senior Secured Notes	7.721%	6/4/38	202,000	207,978 (a)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	2,480,000	2,541,241 (a)(b)
Level 3 Financing Inc., Senior Secured Notes	6.875%	6/30/33	270,000	278,386 (a)(b)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	983,480 (a)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	1,100,000	1,162,946 (a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	161,000	165,131
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	394,000	427,546
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	98,000	109,599
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,740,771 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	2,060,000	2,150,537 (a)(b)
Total Diversified Telecommunication Services				21,475,680
Entertainment — 0.6%
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,310,000	2,333,550 (b)
Media — 9.8%
AMC Networks Inc., Senior Secured Notes	10.250%	1/15/29	1,060,000	1,106,055 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	1,313,712 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	2,430,000	2,054,992 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	4,940,000	4,950,171 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,080,000	650,663 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,260,000	1,314,757 (a)
DirecTV Financing LLC, Senior Secured Notes	8.875%	2/1/30	310,000	314,265 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,790,000	1,845,291 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,520,000	1,346,495
DISH Network Corp., Senior Secured Notes	11.750%	11/15/27	1,990,000	2,060,581 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,051,707	5,540,535 (b)
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	2,926,369	2,981,935 (c)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	160,000	143,344 (a)
Getty Images Inc., Senior Secured Notes	10.500%	11/15/30	920,000	932,307 (a)(b)
Gray Media Inc., Secured Notes	9.625%	7/15/32	1,870,000	1,929,385 (a)(b)
iHeartCommunications Inc., Senior Secured Notes	9.125%	5/1/29	845,500	799,712 (a)(b)
Univision Communications Inc., Senior Secured Notes	9.375%	8/1/32	990,000	1,066,355 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,090,000	1,117,746 (a)(b)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	1,240,000	1,084,555 (a)(b)
Virgin Media Vendor Financing Notes III DAC, Senior Secured Notes	4.875%	7/15/28	2,500,000 GBP	3,428,060 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	1,160,000	$1,048,191 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	800,000	802,990 (a)
Total Media				37,832,097
Wireless Telecommunication Services — 4.4%
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	1,510,000	1,101,985 (a)(b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	2,220,000	1,348,126 (a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	2,330,000	871,284 (a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	800,000	477,578 (a)(b)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	4,630,000	2,812,948 (a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,360,718 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,262,960 (d)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,060,000	1,883,865 (a)(b)
Total Wireless Telecommunication Services				17,119,464

Total Communication Services				78,760,791
Consumer Discretionary — 18.1%
Automobile Components — 3.0%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	2,410,000	2,480,534 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	1,450,000	1,517,666 (a)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	889,788 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,210,000	2,298,533 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	840,000	842,806 (a)(b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,450,000	1,487,089 (a)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	2,210,000	2,205,134 (a)(b)
Total Automobile Components				11,721,550
Automobiles — 2.1%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	1,609,326 (a)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	410,000	442,794 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	1,026,244 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,280,000	4,848,043 (a)(b)
Total Automobiles				7,926,407
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,459,037 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	575,280 (e)
Total Broadline Retail				3,034,317
Diversified Consumer Services — 0.5%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	320,000 EUR	378,782 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.475%	6/15/31	230,000 EUR	272,891 (a)(f)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,417,397
Total Diversified Consumer Services				2,069,070
Hotels, Restaurants & Leisure — 8.3%
Carnival Corp., Senior Notes	6.125%	2/15/33	790,000	813,051 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	6,990,000 EUR	7,730,558 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,770,000	3,449,550 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,228,323 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,210,000	1,208,229 (a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,085,173 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	$2,740,326 (a)(b)
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Senior Secured Notes	6.250%	10/15/30	1,940,000	1,970,328 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,499,274 (b)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,500,000	1,500,775 (a)(b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,247,416 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	800,000	796,658 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,177,467 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	750,000	808,517 (a)
Total Hotels, Restaurants & Leisure				32,255,645
Household Durables — 0.7%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,630,000	1,652,579 (a)(b)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	820,000	860,307 (a)
Total Household Durables				2,512,886
Specialty Retail — 2.7%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,500,000	1,591,237 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,397,105 (a)(b)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	540,000	526,650 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	1,320,000	1,306,475 (a)(b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,380,000	1,384,911 (a)(g)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	1,840,000	1,908,623 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,418,000	1,406,623 (a)(b)
Total Specialty Retail				10,521,624

Total Consumer Discretionary				70,041,499
Consumer Staples — 0.9%
Beverages — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	2,140,309 (a)
Food Products — 0.4%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	1,410,000	1,503,730 (a)(b)

Total Consumer Staples				3,644,039
Energy — 19.9%
Energy Equipment & Services — 1.1%
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,920,000	1,953,746 (a)(b)
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	910,000	949,130 (a)(b)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	1,520,000	1,535,443 (a)
Total Energy Equipment & Services				4,438,319
Oil, Gas & Consumable Fuels — 18.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	530,405 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	1,120,000	1,142,454 (a)(b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	2,350,000	2,437,553 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	240,386 (b)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	272,000	280,041 (a)
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	740,000	716,540 (a)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	2,590,000	2,616,340 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,777,344 (b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	11/2/51	4,110,000	$2,970,108 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	950,000	954,931 (b)(f)(h)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	751,000	761,673 (f)(h)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	3,440,000	3,308,874 (a)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	20,000	20,777 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,437,377 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,267,217 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.410%	9/30/29	927,027	964,108 (a)(f)(i)(j)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,219,716 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	1,810,000	1,828,605 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,358,832 (b)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	970,000	999,829 (a)(b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,650,123 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,322,615 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	672,125 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	872,550
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	4,249,136 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	470,000	496,339 (a)(b)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	620,000	648,111 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	2,961,000	3,051,725 (a)(b)(f)(h)
Sunoco LP, Senior Notes	5.625%	3/15/31	570,000	573,762 (a)(b)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	7,320,000	6,444,113 (a)(b)(f)(h)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,290,000	2,422,639 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	1,040,000	1,077,601 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	960,000	1,070,974 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	740,000	776,060 (a)(b)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	1,110,000	1,109,850 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,342,792 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,553,926 (d)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	885,375 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,897,480 (d)
YPF SA, Senior Notes	6.950%	7/21/27	670,000	677,254 (a)
Total Oil, Gas & Consumable Fuels				72,627,660

Total Energy				77,065,979
Financials — 11.0%
Banks — 3.5%
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,207,373 (b)(f)(h)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	4,320,000	4,590,834 (a)(f)(h)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	680,000	692,664 (f)(h)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	330,000	$337,341 (f)(h)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	2,023,701 (b)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	4,692,315 (d)(f)(h)
Total Banks				13,544,228
Capital Markets — 1.5%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,500,000	1,423,387 (a)(b)
Credit Suisse AG AT1 Claim	—	—	14,780,000	0 *(i)(j)(k)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	1,000,000	1,032,489 (a)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	1,540,000	1,639,358 (a)(b)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,572,957 (a)(b)(f)(h)
Total Capital Markets				5,668,191
Consumer Finance — 0.8%
FirstCash Inc., Senior Notes	6.875%	3/1/32	1,000,000	1,040,752 (a)(b)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.422%	1/15/56	1,930,000	1,933,949 (a)(f)
Total Consumer Finance				2,974,701
Financial Services — 1.8%
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	610,000	567,720 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,330,000	2,451,120 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	1,360,000	1,393,190 (a)(b)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,247,385 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	600,000	601,330 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	921,133 (a)(b)
Total Financial Services				7,181,878
Insurance — 2.2%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	540,000	554,003 (a)(b)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,410,000	1,432,483 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	4,060,000	4,244,545 (a)
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.375%	2/1/34	1,050,000	1,062,495 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,220,597 (a)(b)
Total Insurance				8,514,123
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	570,000	568,292 (a)
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	2,160,000	2,105,620 (a)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,921,689 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				4,595,601

Total Financials				42,478,722
Health Care — 8.0%
Health Care Providers & Services — 4.3%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	2,570,000	2,365,428 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	610,000	$502,543 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	4.750%	2/15/31	1,190,000	1,068,360 (a)(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,754,000	2,968,228 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,570,000	1,638,818 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,393,094 (b)
LifePoint Health Inc., Senior Secured Notes	11.000%	10/15/30	1,000,000	1,091,827 (a)(b)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,500,000	1,580,198 (a)(b)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,260,000	1,260,000 (a)(g)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	1,810,000	1,979,572 (b)
Total Health Care Providers & Services				16,848,068
Pharmaceuticals — 3.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,232,000	5,374,635 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	650,000	647,146 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	310,000	245,644 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,060,000	981,305 (a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,481,400 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,727,408 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	1,380,000	1,445,600
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	367,583
Total Pharmaceuticals				14,270,721

Total Health Care				31,118,789
Industrials — 10.9%
Aerospace & Defense — 1.5%
Axon Enterprise Inc., Senior Notes	6.125%	3/15/30	580,000	597,660 (a)(b)
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,910,000	1,985,233 (a)(b)
Bombardier Inc., Senior Notes	8.750%	11/15/30	570,000	611,563 (a)(b)
Bombardier Inc., Senior Notes	7.250%	7/1/31	1,450,000	1,541,225 (a)(b)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	1,018,079 (a)(b)
Total Aerospace & Defense				5,753,760
Building Products — 0.6%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	539,677 (a)(b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	2,033,719 (a)
Total Building Products				2,573,396
Commercial Services & Supplies — 3.5%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,930,000	4,118,727 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,080,000	2,270,746
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,035,914
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	1,160,000	1,227,476 (a)(b)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	1,860,000	1,896,300 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,780,000	2,895,392 (a)
Total Commercial Services & Supplies				13,444,555
Construction & Engineering — 1.2%
Arcosa Inc., Senior Notes	6.875%	8/15/32	640,000	675,777 (a)(b)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,700,000	1,753,642 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — continued
Tutor Perini Corp., Senior Notes	11.875%	4/30/29	2,070,000	$2,287,004 (a)
Total Construction & Engineering				4,716,423
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,950,000	1,941,131 (a)
Machinery — 0.9%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	610,000	613,596 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,390,000	1,428,593 (a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	1,441,000	1,448,136 (b)
Total Machinery				3,490,325
Passenger Airlines — 1.8%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,540,000	3,606,092 (a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,870,000	1,952,499 (a)(b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	1,370,000	1,377,503 (a)
Total Passenger Airlines				6,936,094
Trading Companies & Distributors — 0.8%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	1,060,000	1,113,194 (a)(b)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	1,060,000	1,122,318 (a)(b)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	810,000	842,639 (a)(b)
Total Trading Companies & Distributors				3,078,151
Transportation Infrastructure — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	419,910 (a)

Total Industrials				42,353,745
Information Technology — 6.3%
Communications Equipment — 1.9%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,210,000	5,536,235 (a)(b)
Viasat Inc., Senior Notes	7.500%	5/30/31	1,800,000	1,750,234 (a)
Total Communications Equipment				7,286,469
Electronic Equipment, Instruments & Components — 1.0%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	940,000	1,006,060 (a)(b)
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	2,640,000	2,786,837 (a)(b)
Total Electronic Equipment, Instruments & Components				3,792,897
IT Services — 1.3%
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	1,040,000	1,081,594 (a)
CoreWeave Inc., Senior Notes	9.250%	6/1/30	3,470,000	3,420,460 (a)(b)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	480,000 EUR	580,490 (a)
Total IT Services				5,082,544
Semiconductors & Semiconductor Equipment — 0.3%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	1,350,000	1,395,014 (a)(b)
Software — 1.6%
Cloud Software Group Inc., Secured Notes	9.000%	9/30/29	1,370,000	1,385,003 (a)
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	2,970,000	3,023,751 (a)(b)
Cloud Software Group Inc., Senior Secured Notes	6.625%	8/15/33	1,020,000	978,809 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	850,000	855,010 (a)(b)
Total Software				6,242,573
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — 0.2%
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	630,000	$668,792 (a)(b)

Total Information Technology				24,468,289
Materials — 5.6%
Chemicals — 0.8%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	660,000	675,513
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	490,000	500,888 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,690,000	1,737,066 (a)(b)
Total Chemicals				2,913,467
Metals & Mining — 4.8%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,608,683 (d)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	580,000	601,346 (a)(b)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	2,350,000	2,468,285 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,520,000	1,598,586 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	5,800,000	6,231,003 (a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	760,000	799,013 (a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,358,013 (d)
Total Metals & Mining				18,664,929

Total Materials				21,578,396
Real Estate — 2.9%
Diversified REITs — 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,100,000	1,076,146
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	220,000 GBP	262,897
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	200,000	171,639
MPT Operating Partnership LP/MPT Finance Corp., Senior Secured Notes	8.500%	2/15/32	710,000	761,075 (a)
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,870,000	1,885,867 (a)(g)
Total Diversified REITs				4,157,624
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	232,172
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,190,000	1,227,128 (a)
Total Health Care REITs				1,459,300
Real Estate Management & Development — 0.5%
Add Hero Holdings Ltd., Senior Secured Notes (7.500% Cash or 8.500% PIK)	8.500%	9/30/29	294,005	15,376 (c)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.000% Cash or 9.000% PIK)	9.000%	9/30/30	239,445	3,592 (c)(e)
Add Hero Holdings Ltd., Senior Secured Notes (8.800% Cash or 9.800% PIK)	9.800%	9/30/31	316,072	4,346 (c)(e)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	3,112 (e)(h)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	115,611	867 (c)(e)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	525,618	59,149 (c)(e)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	351,891 (a)(b)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,580,000	1,643,059 (a)(b)
Total Real Estate Management & Development				2,081,392
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — 0.9%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	750,000	$771,119 (a)(b)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,280,000	2,328,712 (a)(b)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	450,000	455,400 (a)(b)
Total Specialized REITs				3,555,231

Total Real Estate				11,253,547
Utilities — 2.3%
Electric Utilities — 2.1%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	510,000	529,062 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	1,210,000	1,201,366 (e)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	2,820,000	2,850,758 (a)(b)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	930,000	953,914 (a)
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	980,000	1,037,419 (a)(b)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	1,250,000	1,314,063 (a)(b)
Total Electric Utilities				7,886,582
Independent Power and Renewable Electricity Producers — 0.2%
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	760,000	809,342 (a)(b)

Total Utilities				8,695,924
Total Corporate Bonds & Notes (Cost — $381,978,512)				411,459,720
Senior Loans — 14.3%
Communication Services — 1.6%
Interactive Media & Services — 0.6%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	327,468	327,434 (f)(l)(m)
X Corp., Term Loan B3	9.500%	10/26/29	1,960,000	2,032,030 (l)(m)
Total Interactive Media & Services				2,359,464
Media — 1.0%
Diamond Sports Net LLC, First Lien Exit Term Loan (15.000% PIK)	15.000%	1/2/28	2,656,505	767,544 (c)(l)(m)
iHeartCommunications Inc., Refinanced Term Loan B (1 mo. Term SOFR + 5.889%)	9.561%	5/1/29	1,354,320	1,242,961 (f)(l)(m)
Ziggo Financing Partnership, Advance Term Loan Facility N (6 mo. Term SOFR + 3.250%)	7.027%	1/15/33	1,770,000	1,751,565 (f)(l)(m)
Total Media				3,762,070

Total Communication Services				6,121,534
Consumer Discretionary — 4.0%
Automobile Components — 1.3%
ABC Technologies Inc., Term Loan B	11.922%	1/2/40	2,006,841	2,006,841 (f)(i)(j)(l)(m)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	7.786%	4/6/28	1,423,138	1,421,359 (f)(l)(m)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.172%	5/6/30	1,485,000	1,486,166 (f)(l)(m)
First Brands Group LLC, 2022 Incremental Term Loan (1 mo. Term SOFR + 7.114%)	10.814%	3/30/27	630,069	3,519 (f)(l)(m)
First Brands Group LLC, DIP Roll Up Term Loan (1 mo. Term SOFR + 7.000%)	10.688%	6/29/26	804,759	6,342 (f)(l)(m)
First Brands Group LLC, USD DIP Term Loan (1 mo. Term SOFR + 10.000%)	13.688%	6/29/26	280,237	42,269 (f)(l)(m)
Total Automobile Components				4,966,496
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Diversified Consumer Services — 0.6%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.489%	6/24/30	2,477,247	$2,205,146 (f)(l)(m)(n)
Hotels, Restaurants & Leisure — 1.4%
Fertitta Entertainment LLC, Initial Term Loan B (1 mo. Term SOFR + 3.250%)	6.922%	1/27/29	1,958,038	1,956,247 (f)(l)(m)
Light & Wonder International Inc., Term Loan B3 (1 mo. Term SOFR + 2.000%)	5.671%	4/16/29	2,216,320	2,216,320 (f)(l)(m)
Station Casinos LLC, Term Loan Facility B (1 mo. Term SOFR + 2.000%)	5.672%	3/14/31	1,473,750	1,476,793 (f)(l)(m)
Total Hotels, Restaurants & Leisure				5,649,360
Specialty Retail — 0.7%
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	7.184%	3/3/28	1,459,574	1,459,217 (f)(l)(m)(n)
Petco Health and Wellness Co. Inc., Term Loan B	—	1/22/31	1,300,000	1,274,695 (n)
Total Specialty Retail				2,733,912

Total Consumer Discretionary				15,554,914
Consumer Staples — 0.9%
Beverages — 0.5%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	1,957,170	1,960,027 (f)(l)(m)
Consumer Staples Distribution & Retail — 0.4%
Froneri International Ltd., Term Loan Facility B4 (6 mo. Term SOFR + 2.250%)	5.877%	9/30/31	1,477,179	1,476,559 (f)(l)(m)

Total Consumer Staples				3,436,586
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 2025 Term Loan B7 (1 mo. Term SOFR + 1.750%)	5.422%	11/22/32	493,775	496,088 (f)(l)(m)

Financials — 1.6%
Banks — 0.4%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.672%	11/24/32	1,469,943	1,467,489 (f)(l)(m)
Capital Markets — 0.2%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	8.322%	11/12/27	912,686	870,474 (f)(l)(m)
Consumer Finance — 0.5%
Blackhawk Network Holdings Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	7.672%	3/12/29	1,792,791	1,796,897 (f)(l)(m)
Financial Services — 0.5%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.822%	12/15/31	979,382	973,505 (f)(l)(m)
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.172%	7/31/31	641,903	628,571 (f)(l)(m)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	7/31/31	389,025	383,919 (f)(l)(m)
Total Financial Services				1,985,995

Total Financials				6,120,855
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 1.3%
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.422%	5/16/31	987,525	$988,606 (f)(l)(m)
TEAM Services Holding Inc., Term Loan	—	1/2/40	1,360,000	1,346,400 (n)
Total Health Care Providers & Services				2,335,006
Health Care Technology — 0.5%
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.450%	5/1/31	1,473,844	1,367,918 (f)(l)(m)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.417%	12/31/30	79,311	79,279 (f)(l)(m)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.528%	12/31/30	657,447	607,524 (f)(l)(m)
Total Health Care Technology				2,054,721
Pharmaceuticals — 0.2%
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	5.922%	5/5/28	701,745	704,569 (f)(l)(m)

Total Health Care				5,094,296
Industrials — 2.5%
Aerospace & Defense — 0.6%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.172%	2/28/31	2,456,344	2,457,977 (f)(l)(m)
Building Products — 0.8%
ACProducts Holdings Inc., Initial Term Loan (3 mo. Term SOFR + 4.512%)	8.184%	5/17/28	391,795	337,378 (f)(l)(m)
Quikrete Holdings Inc., New Term Loan B1 (1 mo. Term SOFR + 2.250%)	5.922%	4/14/31	1,470,024	1,472,678 (f)(l)(m)
Quikrete Holdings Inc., Term Loan B3 (1 mo. Term SOFR + 2.250%)	5.922%	2/10/32	1,369,650	1,371,109 (f)(l)(m)
Total Building Products				3,181,165
Machinery — 0.6%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.377%	4/30/30	2,450,435	2,459,477 (f)(l)(m)
Passenger Airlines — 0.5%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	1,021,497	204,300 *(o)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	1/2/40	419,612	418,301 (f)(l)(m)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	882,282	771,996 (n)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	104,067	103,741 (f)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.680%	7/14/26	205,535	204,893 (f)(l)(m)
Total Passenger Airlines				1,703,231

Total Industrials				9,801,850
Information Technology — 1.8%
Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments Inc., 2025 Dollar Term Loan B (1 mo. Term SOFR + 2.000%)	5.672%	8/17/29	1,123,934	1,128,009 (f)(l)(m)
Software — 1.5%
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.672%	2/19/29	500,000	447,082 (f)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	7.917%	7/1/31	819,625	784,107 (f)(l)(m)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
Red Planet Borrower LLC, Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.672%	9/8/32	1,020,000	$1,017,690 (f)(l)(m)
X.Ai Corp., Initial Term Loan	12.500%	6/30/28	3,313,350	3,597,751 (l)(m)
Total Software				5,846,630

Total Information Technology				6,974,639
Materials — 0.4%
Chemicals — 0.4%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.671%	3/15/29	1,369,745	1,344,494 (f)(l)(m)(n)

Sovereign Bonds — 0.1%
Tanzania — 0.1%
Government of the United Republic of Tanzania, Term Loan A2 (6 mo. Term SOFR + 5.450%)	9.135%	4/29/31	200,000	198,500 (f)(i)(j)(l)(m)

Total Senior Loans (Cost — $57,789,482)				55,143,756
Sovereign Bonds — 11.7%
Angola — 0.6%

Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	2,165,243 (a)
Argentina — 0.9%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,967,189	1,595,882 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	262,500	262,377 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,574,400 (a)
Total Argentina				3,432,659
Bahamas — 0.8%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,230,980 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	1,055,750 (a)
Total Bahamas				3,286,730
Bahrain — 0.6%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,362,567 (a)
Brazil — 0.4%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,395,600 (b)
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	800,000	616,200
Costa Rica — 0.1%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	504,372 (a)
Dominican Republic — 0.8%

Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,252,577 (a)
Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	570,000	577,125 (a)
Ecuador Government International Bond, Senior Notes	9.250%	1/29/39	710,000	727,750 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.000% to 7/31/26 then 5.500%)	5.000%	7/31/40	540,000	446,850 (a)
Total Ecuador				1,751,725
Egypt — 0.8%
Egypt Government International Bond, Senior Notes	3.875%	2/16/26	1,000,000	1,000,412 (a)
Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	2,120,058 (e)
Total Egypt				3,120,470
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Guatemala — 0.1%

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000	$201,942 (a)
Ivory Coast — 0.8%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	416,945	417,168 (a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,724,266 (a)
Total Ivory Coast				3,141,434
Jordan — 0.7%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,562,730 (a)
Kenya — 0.4%

Republic of Kenya Government International Bond, Senior Notes	9.500%	3/5/36	1,500,000	1,610,532 (a)
Mexico — 0.3%

Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,500,000	1,332,900 (b)
Nigeria — 0.3%

Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	1,119,215 (e)
Oman — 0.2%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	818,749 (a)
Panama — 0.6%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,745,814 (b)
Panama Government International Bond, Senior Notes	4.500%	5/15/47	500,000	391,225 (b)
Total Panama				2,137,039
Philippines — 0.0%††

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	200,000	141,832
Qatar — 0.0%††

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	200,000	198,252 (a)
Saudi Arabia — 0.2%

Saudi Government International Bond, Senior Notes	3.250%	10/26/26	700,000	698,093 (a)
South Africa — 0.6%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	800,000	777,494 (a)
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,409,962 (b)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	270,000	262,574 (a)
Total South Africa				2,450,030
Turkey — 0.8%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,408,807 (b)
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	1,811,300 (b)
Total Turkey				3,220,107
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,726	13,182 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,450	38,099 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	75,885	47,969 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,450	37,289 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	132,798	82,727 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,542	30,971 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	170,740	$104,095 (a)
Total Ukraine				354,332
United Arab Emirates — 0.2%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	850,000	842,142 (a)
Uruguay — 0.7%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,610,009

Total Sovereign Bonds (Cost — $39,395,977)				45,327,481
Asset-Backed Securities — 7.0%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.418%	4/20/37	520,000	523,574 (a)(f)
AIMCO CLO Ltd., 2024-22A E (3 mo. Term SOFR + 6.500%)	10.168%	4/19/37	1,500,000	1,512,409 (a)(f)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.418%	10/20/34	490,000	491,134 (a)(f)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.338%	1/25/38	1,260,000	1,222,318 (a)(f)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	7.988%	4/20/35	490,000	490,007 (a)(f)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.170%	1/15/39	370,000	376,219 (a)(f)
Bain Capital Credit CLO Ltd., 2020-3A DRR (3 mo. Term SOFR + 3.100%)	6.771%	10/23/34	650,000	653,760 (a)(f)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.418%	1/20/38	850,000	856,263 (a)(f)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.622%	7/15/37	1,170,000	1,172,054 (a)(f)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/25/37	500,000	503,877 (a)(f)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.418%	4/19/35	470,000	470,095 (a)(f)
Dryden CLO Ltd., 2024-119A E (3 mo. Term SOFR + 7.000%)	10.672%	4/15/36	2,000,000	2,030,197 (a)(f)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.248%	1/25/38	1,200,000	1,202,265 (a)(f)
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.398%	10/20/37	1,520,000	1,448,971 (a)(f)
HalseyPoint CLO Ltd., 2020-3A D1R (3 mo. Term SOFR + 4.300%)	7.967%	7/30/37	780,000	787,915 (a)(f)
Hartwick Park CLO Ltd., 2023-1A ER (3 mo. Term SOFR + 4.850%)	8.518%	1/20/37	630,000	631,479 (a)(f)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	6.918%	7/25/34	580,000	581,350 (a)(f)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.072%	4/15/35	300,000	302,124 (a)(f)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.368%	1/25/38	1,610,000	1,612,170 (a)(f)
Magnetite Ltd., 2023-39A E1R (3 mo. Term SOFR + 4.900%)	8.568%	1/25/37	669,733	675,489 (a)(f)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.070%	10/18/35	760,000	756,433 (a)(f)
Ocean Trails CLO Ltd., 2022-12A ER (3 mo. Term SOFR + 7.500%)	11.168%	7/20/35	700,000	698,855 (a)(f)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.008%	1/20/38	1,420,000	1,414,337 (a)(f)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.118%	4/20/37	1,000,000	1,012,651 (a)(f)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.618%	7/20/37	310,000	311,376 (a)(f)
Palmer Square Loan Funding Ltd., 2022-3A DR (3 mo. Term SOFR + 5.900%)	9.572%	4/15/31	2,000,000	2,005,632 (a)(f)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	7.134%	4/15/33	860,000	860,198 (a)(f)
Trinitas CLO Ltd., 2024-27A D1 (3 mo. Term SOFR + 4.300%)	7.968%	4/18/37	290,000	292,867 (a)(f)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	7.404%	4/15/34	1,250,000	1,193,743 (a)(f)
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	8.168%	4/20/37	1,150,000	1,161,311 (a)(f)

Total Asset-Backed Securities (Cost — $27,076,853)				27,251,073
Collateralized Mortgage Obligations(p) — 5.9%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.800%	9/15/34	1,000,000	983,390 (a)(f)
BANK, 2021-BN35 H	1.662%	6/15/64	890,000	357,892 (a)(f)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(p) — continued
BANK, 2021-BN35 K	1.662%	6/15/64	1,846,154	$698,125 (a)(f)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,375,874 (a)
BANK, 2022-BNK43 D	3.000%	8/15/55	2,250,000	1,652,206 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.368%	5/15/34	1,431,159	1,440,114 (a)(f)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.370%	4/15/40	1,269,299	1,279,560 (a)(f)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	8,600	8,432 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.947%	10/25/33	1,430,000	1,820,226 (a)(f)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	7.697%	1/25/44	2,000,000	2,116,658 (a)(f)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.013%	3/15/41	1,000,000	1,006,270 (a)(f)
GS Mortgage Securities Corp. II, 2024-70P E	9.263%	3/10/41	1,500,000	1,568,605 (a)(f)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	5.550%	8/15/38	1,487,782	1,479,056 (a)(f)
MHC Commercial Mortgage Trust, 2021-MHC F (1 mo. Term SOFR + 2.715%)	6.395%	4/15/38	1,200,000	1,200,917 (a)(f)
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.364%	12/15/48	540,283	527,148 (f)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	954,627
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	1,791,732 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.631%	1/15/39	1,500,000	1,498,843 (a)(f)
WB Commercial Mortgage Trust, 2024-HQ D	8.278%	3/15/40	1,050,000	1,053,597 (a)(f)

Total Collateralized Mortgage Obligations (Cost — $21,065,530)				22,813,272
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.619%		49,756	1,249,871 (f)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		15,711	345,013 (f)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.267%		28,683	665,446 (f)

Total Preferred Stocks (Cost — $2,317,413)				2,260,330
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.4%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	241,173	837,021 (c)

Consumer Discretionary — 0.1%
Hotels, Restaurants & Leisure — 0.1%
NCL Corp. Ltd., Senior Notes	1.125%	2/15/27	370,000	371,110

Industrials — 0.1%
Aerospace & Defense — 0.1%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	77,000	90,745
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	140,000	$173,530 (a)

Total Industrials				264,275
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	463 (e)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	1,088,944	116,194 (e)

Total Real Estate				116,657
Total Convertible Bonds & Notes (Cost — $1,035,345)				1,589,063
			Shares
Common Stocks — 0.4%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Altice France Luxco			54,680	1,045,141 *

Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.1%
WW International Inc.			16,972	343,683 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			422	127 *(i)(q)
Spirit Aviation Holdings Inc.			72,692	21,807 *

Total Industrials				21,934
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	1,192 *(i)
Country Garden Holdings Co. Ltd.			4,350	164 *(i)

Total Real Estate				1,356
Total Common Stocks (Cost — $1,470,098)				1,412,114
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	3,904	65,365 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $628,730)		3/12/30	51,648	15,494 *(a)(i)(q)
Total Investments — 146.6% (Cost — $532,757,940)				567,337,668
Liabilities in Excess of Other Assets — (46.6)%				(180,269,039)
Total Net Assets — 100.0%				$387,068,629

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Security has no maturity date. The date shown represents the next call date.
(i)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Value is less than $1.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of January 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)	The coupon payment on this security is currently in default as of January 31, 2026.
(p)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(q)	Restricted security (Note 3).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At January 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	12/17/2025	3/11/2026	$6,952,841	Corporate Bonds & Notes	$7,595,166
Deutsche Bank AG	4.380%	11/19/2025	2/19/2026	6,020,003	Corporate Bonds & Notes	6,433,857
Deutsche Bank AG	4.580%	11/19/2025	2/19/2026	3,968,094	Corporate Bonds & Notes	4,724,955
Goldman Sachs Group Inc.	4.250%	12/12/2025	TBD***	2,350,312	Corporate Bonds & Notes	3,397,583
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 Western Asset High Income Fund II Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Royal Bank of Canada	4.290%	11/25/2025	2/26/2026	$6,320,876	Corporate Bonds & Notes	$6,754,135
				$25,612,126		$28,905,696

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of January 31, 2026.

At January 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,366,112	GBP	2,499,442	BNP Paribas SA	4/16/26	$(53,618)
USD	260,491	EUR	221,988	Citibank N.A.	4/16/26	(3,605)
GBP	150,000	USD	200,540	Morgan Stanley & Co. Inc.	4/16/26	4,689
Net unrealized depreciation on open forward foreign currency contracts						$(52,534)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$76,101,871	$964,108	$77,065,979
Financials	—	42,478,722	0 *	42,478,722
Other Corporate Bonds & Notes	—	291,915,019	—	291,915,019
Senior Loans:
Consumer Discretionary	—	13,548,073	2,006,841	15,554,914
Sovereign Bonds	—	—	198,500	198,500
Other Senior Loans	—	39,390,342	—	39,390,342
Sovereign Bonds	—	45,327,481	—	45,327,481
Asset-Backed Securities	—	27,251,073	—	27,251,073
Collateralized Mortgage Obligations	—	22,813,272	—	22,813,272
Preferred Stocks	$2,260,330	—	—	2,260,330
Convertible Bonds & Notes	—	1,589,063	—	1,589,063
Common Stocks:
Consumer Discretionary	343,683	—	—	343,683
Industrials	21,807	127	—	21,934
Other Common Stocks	—	1,046,497	—	1,046,497
Rights	—	65,365	—	65,365
Warrants	—	15,494	—	15,494
Total Investments	$2,625,820	$561,542,399	$3,169,449	$567,337,668
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,689	—	$4,689
Total	$2,625,820	$561,547,088	$3,169,449	$567,342,357
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$57,223	—	$57,223

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered

Western Asset High Income Fund II Inc. 2026 Quarterly Report

an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at April 30, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$722,961	$93,053,723	93,053,723	$93,776,684	93,776,684

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$64,677	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 1/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	422	3/25	$5,137	$127	$0.30	0.00%(a)
Spirit Airlines LLC, Warrants	51,648	3/25	628,730	15,494 (b)	0.30	0.00 (a)
Total			$633,867	$15,621		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Income Fund II Inc. 2026 Quarterly Report